LEASES - Summary of Carrying Amounts of Group's Right-of-use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Right-of-Use Assets
Right of use asset, beginning balance			$ 4,632	$ 1,460
Additions including adjustments arising as a result of an extension of lease term			509	3,982
Amortization of right-of-use assets			(570)	(285)
Translation differences			192	115
Right of use asset, ending balance	$ 4,763	$ 5,272	4,763	5,272
Lease Liabilities
Lease liability, beginning balance			5,032	1,723
Additions including adjustments arising as a result of an extension of lease term			509	3,982
Interest expense	78	55	152	89
Payments			(615)	(343)
Translation differences			215	110
Lease liability, ending balance	$ 5,293	$ 5,561	$ 5,293	$ 5,561